S000049701 [Member] Investment Strategy - Bridge Builder Core Plus Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund’s assets are allocated across different fixed income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed income securities include securities such as, but not limited to, securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities (including but not limited to convertible bonds and rated and unrated convertible preferred stocks); repurchase agreements; corporate commercial paper; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; loans; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, sub-prime MBS, privately-issued MBS, commercial MBS (“CMBS”), to-be-announced MBS (“TBAs”), and mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. For purposes of the Fund’s 80% investment policy, the Fund may invest in a variety of loans, including bank loans, bridge loans, debtor-in-possession loans and mezzanine loans. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution.
The Fund’s investments in fixed income securities consist, under normal market conditions, of a combination of investment grade securities and a “plus” portfolio of high yield securities deemed below investment grade, also known as “junk bonds,” or in unrated securities that a sub-adviser believes are of comparable quality to instruments that are so rated. The Fund’s investments in junk bonds may include bonds in default. The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by a sub-adviser to be comparable in quality to instruments that are so rated. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO.
In addition, the Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. The Fund may invest in futures, primarily interest rate, currency, and U.S. Treasury futures, and in swaps, including interest rate, credit default, total return, and currency swaps. In addition, the Fund may invest in forward contracts. The Fund may buy or sell futures, swaps, or forward contracts to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. Any investment companies or derivatives that provide exposure to the investment focus suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to fixed income securities, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including TBAs. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets. The Fund is designed to allow managers to invest in various fixed income market sectors.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser allocates Fund assets to the Sub-advisers. The following are the Fund’s principal Sub-advisers: Dodge & Cox, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Metropolitan West Asset Management, LLC (“MetWest”), and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each principal Sub-adviser’s principal investment strategies.
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox’s investment strategy is built on four integrated pillars: rigorous fundamental analysis, a long-term investment horizon, a focus on valuation, and downside risk analysis. Dodge & Cox aims to construct a portfolio with attractive total return characteristics across various economic and market environments. Through a team-based decision-making process, Dodge & Cox seeks to create a portfolio with durable incremental yield, attractive relative return prospects, liquidity, high average quality, and diversification. Dodge & Cox seeks value in higher-yielding market segments like lower-rated investment-grade credit, below investment-grade securities and crossover credits (i.e., bonds rated between investment grade and high yield), and structured products (MBS and ABS). Detailed fundamental research is the primary risk mitigant at the security and/or issuer level, and a variety of qualitative and quantitative tools are used to monitor portfolio-level risk and highlight unintended exposures.
Loomis Sayles’ Principal Investment Strategies
Three themes typically drive Loomis Sayles’ investment approach with respect to its allocated portion of the Fund’s assets. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles will manage the interest rate risks in the portfolio but believes that anticipating changes in rate levels is not the primary source of added value. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
MetWest’s Principal Investment Strategies
MetWest seeks to maximize current income and pursues above average total return consistent with prudent investment management over a full market cycle. MetWest employs a value-oriented fixed income management philosophy and an investment process predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace. The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.
PIMCO’s Principal Investment Strategies
In selecting securities for its allocated portion of the Fund’s assets, PIMCO seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of Fixed Income Instruments (as defined below) of varying maturities, which may be represented by derivatives, such as forwards, futures contracts, or swap agreements. “Fixed Income
Instruments” for purposes of PIMCO’s principal investment strategies include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; MBS and other ABS; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on Fixed Income Instruments; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
PIMCO may seek to obtain market exposure to these Fixed Income Instruments by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). PIMCO will seek maximum total return, consistent with preservation of capital and prudent investment management by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies.